UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22985
SMEAD FUNDS TRUST
(Exact name of registrant as specified in charter)

2502 East Camelback Road, Suite 210
Phoenix, AZ 85016
(Address of principal executive offices)(Zip Code)

Cole W. Smead
Smead Capital Management, Inc.
2502 East Camelback Road, Suite 210
Phoenix, AZ 85016

Copy to:

Pamela M. Krill, Esq
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202
(Name and address of agent for services)
Registrant's telephone number, including area code:
(877) 701-2883
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2025
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is included herewith.
(b) Not Applicable.

Smead Value Fund
Class A/SVFAX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class A/SVFAX)	$56	1.22%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of fiscal year 2025, the Smead Value Fund (Class A/SVFAX) lost (15.01)% versus a loss in the S&P 500 Index of (1.35)% and a loss in the Russell 1000 Value Index of (4.51)%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal period were eBay Inc. (EBAY), ULTA Beauty (ULTA), and Millrose Properties (MRP).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal period were Lennar Corp (LEN), D.R. Horton (DHI), and Macerich (MAC).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2025	1 Year	5 Year	10 Year
Smead Value Fund (Class A/SVFAX) with sales charge	(16.26)%	12.51%	8.55%
Smead Value Fund (Class A/SVFAX)	(11.15)%	13.85%	9.20%
S&P 500® Index (Total Return)	13.52%	15.94%	12.86%
Russell 1000® Value Index (Total Return)	8.91%	13.02%	8.60%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of May 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,448,078,252
Total number of portfolio holdings	31
Portfolio turnover rate	7.50%
Graphical Representation of Holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.7%
Amgen, Inc.	5.3%
American Express Co.	5.2%
Macerich Co. (The) – REIT	5.2%
DR Horton, Inc.	4.7%
Merck & Co., Inc.	4.5%
Lennar Corp. – Class A	4.4%
Cenovus Energy, Inc.	4.3%
eBay, Inc.	4.3%
NVR, Inc.	4.1%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.
SMEAD FUNDS

Smead Value Fund
Class C/SVFCX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class C/SVFCX)	$83	1.80%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of fiscal year 2025, the Smead Value Fund (Class C/SVFCX) lost (15.27)% versus a loss in the S&P 500 Index of (1.35)% and a loss in the Russell 1000 Value Index of (4.51)%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal period were eBay Inc. (EBAY), ULTA Beauty (ULTA), and Millrose Properties (MRP).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal period were Lennar Corp (LEN), D.R. Horton (DHI), and Macerich (MAC).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class C shares since its inception on April 16, 2020. It assumes a $25,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2025	1 Year	5 Year	Since Inception
Smead Value Fund (Class C/SVFCX)	(11.70)%	13.18%	15.46%
S&P 500® Index (Total Return)	13.52%	15.94%	17.50%
Russell 1000® Value Index (Total Return)	8.91%	13.02%	14.58%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of May 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,448,078,252
Total number of portfolio holdings	31
Portfolio turnover rate	7.50%
Graphical Representation of Holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.7%
Amgen, Inc.	5.3%
American Express Co.	5.2%
Macerich Co. (The) – REIT	5.2%
DR Horton, Inc.	4.7%
Merck & Co., Inc.	4.5%
Lennar Corp. – Class A	4.4%
Cenovus Energy, Inc.	4.3%
eBay, Inc.	4.3%
NVR, Inc.	4.1%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.
SMEAD FUNDS

Smead Value Fund
Class I1/SVFFX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class I1/SVFFX)	$44	0.95%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of fiscal year 2025, the Smead Value Fund (Class I1/SVFFX) lost (14.90)% versus a loss in the S&P 500 Index of (1.35)% and a loss in the Russell 1000 Value Index of (4.51)%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal period were eBay Inc. (EBAY), ULTA Beauty (ULTA), and Millrose Properties (MRP).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal period were Lennar Corp (LEN), D.R. Horton (DHI), and Macerich (MAC).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class I1 shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2025	1 Year	5 Year	10 Year
Smead Value Fund (Class I1/SVFFX)	(10.92)%	14.15%	9.47%
S&P 500® Index (Total Return)	13.52%	15.94%	12.86%
Russell 1000® Value Index (Total Return)	8.91%	13.02%	8.60%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of May 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,448,078,252
Total number of portfolio holdings	31
Portfolio turnover rate	7.50%
Graphical Representation of Holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.7%
Amgen, Inc.	5.3%
American Express Co.	5.2%
Macerich Co. (The) – REIT	5.2%
DR Horton, Inc.	4.7%
Merck & Co., Inc.	4.5%
Lennar Corp. – Class A	4.4%
Cenovus Energy, Inc.	4.3%
eBay, Inc.	4.3%
NVR, Inc.	4.1%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.
SMEAD FUNDS

Smead Value Fund
Class R1/SVFDX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class R1/SVFDX)	$73	1.59%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of fiscal year 2025, the Smead Value Fund (Class R1/SVFDX) lost (15.17)% versus a loss in the S&P 500 Index of (1.35)% and a loss in the Russell 1000 Value Index of (4.51)%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal period were eBay Inc. (EBAY), ULTA Beauty (ULTA), and Millrose Properties (MRP).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal period were Lennar Corp (LEN), D.R. Horton (DHI), and Macerich (MAC).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class R1 shares. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2025	1 Year	5 Year	10 Year
Smead Value Fund (Class R1/SVFDX)	(11.57)%	13.54%	8.88%
S&P 500® Index (Total Return)	13.52%	15.94%	12.86%
Russell 1000® Value Index (Total Return)	8.91%	13.02%	8.60%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of May 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,448,078,252
Total number of portfolio holdings	31
Portfolio turnover rate	7.50%
Graphical Representation of Holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.7%
Amgen, Inc.	5.3%
American Express Co.	5.2%
Macerich Co. (The) – REIT	5.2%
DR Horton, Inc.	4.7%
Merck & Co., Inc.	4.5%
Lennar Corp. – Class A	4.4%
Cenovus Energy, Inc.	4.3%
eBay, Inc.	4.3%
NVR, Inc.	4.1%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.
SMEAD FUNDS

Smead Value Fund
Class R2/SVFKX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class R2/SVFKX)	$66	1.44%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of fiscal year 2025, the Smead Value Fund (Class R2/SVFKX) lost (15.11)% versus a loss in the S&P 500 Index of (1.35)% and a loss in the Russell 1000 Value Index of (4.51)%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal period were eBay Inc. (EBAY), ULTA Beauty (ULTA), and Millrose Properties (MRP).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal period were Lennar Corp (LEN), D.R. Horton (DHI), and Macerich (MAC).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class R2 shares. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2025	1 Year	5 Year	10 Year
Smead Value Fund (Class R2/SVFKX)	(11.45)%	13.60%	9.30%
S&P 500® Index (Total Return)	13.52%	15.94%	12.86%
Russell 1000® Value Index (Total Return)	8.91%	13.02%	8.60%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of May 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,448,078,252
Total number of portfolio holdings	31
Portfolio turnover rate	7.50%
Graphical Representation of Holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.7%
Amgen, Inc.	5.3%
American Express Co.	5.2%
Macerich Co. (The) – REIT	5.2%
DR Horton, Inc.	4.7%
Merck & Co., Inc.	4.5%
Lennar Corp. – Class A	4.4%
Cenovus Energy, Inc.	4.3%
eBay, Inc.	4.3%
NVR, Inc.	4.1%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.
SMEAD FUNDS

Smead Value Fund
Class Y/SVFYX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class Y/SVFYX)	$37	0.80%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of fiscal year 2025, the Smead Value Fund (Class Y/SVFYX) lost (14.84)% versus a loss in the S&P 500 Index of (1.35)% and a loss in the Russell 1000 Value Index of (4.51)%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal period were eBay Inc. (EBAY), ULTA Beauty (ULTA), and Millrose Properties (MRP).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal period were Lennar Corp (LEN), D.R. Horton (DHI), and Macerich (MAC).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class Y shares. It assumes a $10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2025	1 Year	5 Year	10 Year
Smead Value Fund (Class Y/SVFYX)	(10.86)%	14.26%	9.60%
S&P 500® Index (Total Return)	13.52%	15.94%	12.86%
Russell 1000® Value Index (Total Return)	8.91%	13.02%	8.60%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of May 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,448,078,252
Total number of portfolio holdings	31
Portfolio turnover rate	7.50%
Graphical Representation of Holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.7%
Amgen, Inc.	5.3%
American Express Co.	5.2%
Macerich Co. (The) – REIT	5.2%
DR Horton, Inc.	4.7%
Merck & Co., Inc.	4.5%
Lennar Corp. – Class A	4.4%
Cenovus Energy, Inc.	4.3%
eBay, Inc.	4.3%
NVR, Inc.	4.1%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.
SMEAD FUNDS

Smead Value Fund
Investor Class/SMVLX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Investor Class/SMVLX)	$56	1.22%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the first half of fiscal year 2025, the Smead Value Fund (Investor Class/SMVLX) lost (15.01)% versus a loss in the S&P 500 Index of (1.35)% and a loss in the Russell 1000 Value Index of (4.51)%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal period were eBay Inc. (EBAY), ULTA Beauty (ULTA), and Millrose Properties (MRP).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal period were Lennar Corp (LEN), D.R. Horton (DHI), and Macerich (MAC).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2025	1 Year	5 Year	10 Year
Smead Value Fund (Investor Class/SMVLX)	(11.18)%	13.84%	9.17%
S&P 500® Index (Total Return)	13.52%	15.94%	12.86%
Russell 1000® Value Index (Total Return)	8.91%	13.02%	8.60%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of May 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,448,078,252
Total number of portfolio holdings	31
Portfolio turnover rate	7.50%
Graphical Representation of Holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.7%
Amgen, Inc.	5.3%
American Express Co.	5.2%
Macerich Co. (The) – REIT	5.2%
DR Horton, Inc.	4.7%
Merck & Co., Inc.	4.5%
Lennar Corp. – Class A	4.4%
Cenovus Energy, Inc.	4.3%
eBay, Inc.	4.3%
NVR, Inc.	4.1%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.
SMEAD FUNDS

Smead International Value Fund
Class A/SVXAX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class A/SVXAX)	$75	1.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The first half of fiscal year 2025 in the Smead International Value Fund (Class A/SVXAX) produced 12.69% for the shareholders compared to 14.21% for the MSCI EAFE NR Index and 11.81% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal period were Bawag Group (BG AV), Unicredit SPA (UCG IM), and Bankinter (BKT SM).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal period were West Fraser Timer (WFG CN), Cenovus Energy (CVE CN), and Whitehaven Coal (WHC AU).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class A shares since its inception on January 12, 2015. It assumes a $10,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2025	1 Year	5 Year	10 Year
Smead International Value Fund (Class A/SVXAX) with sales charge	(3.56)%	22.71%	8.06%
Smead International Value Fund (Class A/SVXAX)	2.32%	24.17%	8.70%
MSCI All Country World Index ex-USA (Net-USD)	13.75%	10.37%	5.47%
MSCI EAFE Index Net	13.33%	11.42%	5.97%
The Fund commenced operations on January 12, 2022 after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund"). The performance data reflected in the graph and table above prior to January 12, 2022 is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of May 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$168,890,712
Total number of portfolio holdings	28
Portfolio turnover rate	14.13%
Graphical Representation of Holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
BAWAG Group AG	10.2%
Strathcona Resources Ltd.	7.1%
MEG Energy Corp.	6.9%
UniCredit SpA	6.2%
Cenovus Energy, Inc.	5.5%
Bankinter SA	5.0%
Barclays PLC	4.5%
Pandora AS	4.2%
Glencore PLC	4.0%
Frontline PLC	3.7%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.
SMEAD FUNDS

Smead International Value Fund
Class C/SVXCX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class C/SVXCX)	$106	2.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The first half of fiscal year 2025 in the Smead International Value Fund (Class C/SVXCX) produced 12.38% for the shareholders compared to 14.21% for the MSCI EAFE NR Index and 11.81% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal period were Bawag Group (BG AV), Unicredit SPA (UCG IM), and Bankinter (BKT SM).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal period were West Fraser Timer (WFG CN), Cenovus Energy (CVE CN), and Whitehaven Coal (WHC AU).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class C shares since its inception on January 12, 2015. It assumes a $25,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2025	1 Year	5 Year	10 Year
Smead International Value Fund (Class C/SVXCX)	1.72%	23.48%	8.08%
MSCI All Country World Index ex-USA (Net-USD)	13.75%	10.37%	5.47%
MSCI EAFE Index Net	13.33%	11.42%	5.97%
The Fund commenced operations on January 12, 2022 after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund"). The performance data reflected in the graph and table above prior to January 12, 2022 is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of May 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$168,890,712
Total number of portfolio holdings	28
Portfolio turnover rate	14.13%
Graphical Representation of Holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
BAWAG Group AG	10.2%
Strathcona Resources Ltd.	7.1%
MEG Energy Corp.	6.9%
UniCredit SpA	6.2%
Cenovus Energy, Inc.	5.5%
Bankinter SA	5.0%
Barclays PLC	4.5%
Pandora AS	4.2%
Glencore PLC	4.0%
Frontline PLC	3.7%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.
SMEAD FUNDS

Smead International Value Fund
Class I1/SVXFX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class I1/SVXFX)	$61	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The first half of fiscal year 2025 in the Smead International Value Fund (Class I1/SVXFX) produced 12.85% for the shareholders compared to 14.21% for the MSCI EAFE NR Index and 11.81% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal period were Bawag Group (BG AV), Unicredit SPA (UCG IM), and Bankinter (BKT SM).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal period were West Fraser Timer (WFG CN), Cenovus Energy (CVE CN), and Whitehaven Coal (WHC AU).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class I1 shares since its inception on January 12, 2015. It assumes a $1,000,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2025	1 Year	5 Year	10 Year
Smead International Value Fund (Class I1/SVXFX)	2.59%	24.51%	9.01%
MSCI All Country World Index ex-USA (Net-USD)	13.75%	10.37%	5.47%
MSCI EAFE Index Net	13.33%	11.42%	5.97%
The Fund commenced operations on January 12, 2022 after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund"). The performance data reflected in the graph and table above prior to January 12, 2022 is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of May 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$168,890,712
Total number of portfolio holdings	28
Portfolio turnover rate	14.13%
Graphical Representation of Holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
BAWAG Group AG	10.2%
Strathcona Resources Ltd.	7.1%
MEG Energy Corp.	6.9%
UniCredit SpA	6.2%
Cenovus Energy, Inc.	5.5%
Bankinter SA	5.0%
Barclays PLC	4.5%
Pandora AS	4.2%
Glencore PLC	4.0%
Frontline PLC	3.7%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.
SMEAD FUNDS

Smead International Value Fund
Class Y/SVXYX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class Y/SVXYX)	$53	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The first half of fiscal year 2025 in the Smead International Value Fund (Class Y/SVXYX) produced 12.95% for the shareholders compared to 14.21% for the MSCI EAFE NR Index and 11.81% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal period were Bawag Group (BG AV), Unicredit SPA (UCG IM), and Bankinter (BKT SM).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal period were West Fraser Timer (WFG CN), Cenovus Energy (CVE CN), and Whitehaven Coal (WHC AU).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class Y shares since its inception on January 12, 2015. It assumes a $10,000,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2025	1 Year	5 Year	10 Year
Smead International Value Fund (Class Y/SVXYX)	2.75%	24.70%	9.15%
MSCI All Country World Index ex-USA (Net-USD)	13.75%	10.37%	5.47%
MSCI EAFE Index Net	13.33%	11.42%	5.97%
The Fund commenced operations on January 12, 2022 after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund"). The performance data reflected in the graph and table above prior to January 12, 2022 is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of May 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$168,890,712
Total number of portfolio holdings	28
Portfolio turnover rate	14.13%
Graphical Representation of Holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
BAWAG Group AG	10.2%
Strathcona Resources Ltd.	7.1%
MEG Energy Corp.	6.9%
UniCredit SpA	6.2%
Cenovus Energy, Inc.	5.5%
Bankinter SA	5.0%
Barclays PLC	4.5%
Pandora AS	4.2%
Glencore PLC	4.0%
Frontline PLC	3.7%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.
SMEAD FUNDS

Smead International Value Fund
Investor Class/SVXLX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Investor Class/SVXLX)	$66	1.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The first half of fiscal year 2025 in the Smead International Value Fund (Investor Class/SVXLX) produced 12.80% for the shareholders compared to 14.21% for the MSCI EAFE NR Index and 11.81% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal period were Bawag Group (BG AV), Unicredit SPA (UCG IM), and Bankinter (BKT SM).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal period were West Fraser Timer (WFG CN), Cenovus Energy (CVE CN), and Whitehaven Coal (WHC AU).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class shares since its inception on January 12, 2015. It assumes a $10,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 2025	1 Year	5 Year	10 Year
Smead International Value Fund (Investor Class/SVXLX)	2.50%	24.38%	8.88%
MSCI All Country World Index ex-USA (Net-USD)	13.75%	10.37%	5.47%
MSCI EAFE Index Net	13.33%	11.42%	5.97%
The Fund commenced operations on January 12, 2022 after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund"). The performance data reflected in the graph and table above prior to January 12, 2022 is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of May 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$168,890,712
Total number of portfolio holdings	28
Portfolio turnover rate	14.13%
Graphical Representation of Holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
BAWAG Group AG	10.2%
Strathcona Resources Ltd.	7.1%
MEG Energy Corp.	6.9%
UniCredit SpA	6.2%
Cenovus Energy, Inc.	5.5%
Bankinter SA	5.0%
Barclays PLC	4.5%
Pandora AS	4.2%
Glencore PLC	4.0%
Frontline PLC	3.7%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.
SMEAD FUNDS

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the Financial Statements under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

Semi-Annual Financial Statements and Other Information

May 31, 2025
Investment Adviser
Smead Capital Management, Inc.
2502 East Camelback Road
Suite 210
Phoenix, AZ 85016
Phone: 877-807-4122
www.smeadfunds.com

May 2025 Semi-Annual Letter: Smead Value Fund
The first half of the fiscal year has been primarily driven by tariff concerns and interest rates. We view these as proximate causes, which are shorter-term in nature and not ultimate or fundamental changes to the long-term success of our holdings.
During the same period, the Smead Value Fund (SMVLX; the “Fund”) declined 15.01% versus a decline in the S&P 500 Index of 1.35% and a decline in the Russell 1000 Value Index of 4.51%.
The gainers for the first half of the fiscal year were diverse and pointed to healthy consumer spending. Our biggest contributors were eBay Inc. (EBAY), ULTA Beauty (ULTA), and Millrose Properties (MRP). The detractors were Lennar Corp (LEN), D.R. Horton (DHI), and Macerich (MAC).
As we have said before, we consider eBay the Rodney Dangerfield of our portfolio. It’s been hated almost the entire time we have owned it. We don’t mind; we love that it has generated some of the best returns on capital available in the market. Our second-best performing name is relatively new but has been steadily progressing toward a price-to-book of one.
Well Organized Common Sense
As we enter the second half of the 2025 fiscal year for the Smead Value Fund, it is a good time to be reminded of what we do and why we do it. To flush out what we do, we will draw on a 1995 Berkshire Annual Meeting comment from Warren Buffett and Charlie Munger. During a three-minute clip from the meeting, Buffett was asked for specifics about their model for discounting future cash flows and earnings into a present value calculation when researching a stock or for buying a whole company.1
For two and a half minutes, Buffett hemmed and hawed about answering the question. Here are a few things we love about watching his reaction. First, Buffett's professor at Columbia Business School, Benjamin Graham, was the father of mathematically-based value investing. Second, Buffett was his best student and the most motivated, so he was the most likely person to give a concise answer. He eventually bailed out by saying their best ideas were "pretty obvious."
Fortunately for Warren, the wise owl Charlie Munger spelled out what Berkshire Hathaway did in picking stocks. He boiled it down by saying what they did was practice "well organized common sense" and to be very patient in the process.
Back in 1985, yours truly decided that we needed a well-organized approach to stock picking. What I came up with were the eight criteria for stock selection that we have used for the life of our Fund. They are listed below:
Required over entire holding period
•     Meets an economic need
•     Strong competitive advantage (wide moats or barriers to entry)
•     Long history of profitability and strong operating metrics
•     Generates high levels of free cash flow
•     Available at a low price in relation to intrinsic value

Favored, but not required
•     Management’s history of shareholder friendliness
•     Strong balance sheet
•     Strong insider ownership (Preferably with recent purchases)
Buffett had Munger to architect his investing in a closed-ended holding company (Berkshire Hathaway), with massive insurance float to invest. And by doing so, Munger put him in a position to never have to invest money which would flood in after strong results or bail out during Buffett's cold streaks. As a 30-plus year owner of Berkshire, we can tell you there were numerous cold streaks in our ownership, and there were plenty from 1969-1990
The thing we have in common with Berkshire is that we wait patiently for a meritorious company or industry to fall into the area John Templeton described as the point of maximum pessimism! Then we run what we think are meritorious companies through the eight criteria and consider applying some of our capital. In the past 16 years, we bought Starbucks (SBUX) when nobody could afford a $4 cup of coffee and Disney (DIS) during that same deep recession. We bought Bank of America (BAC) and JPMorgan (JPM) in 2012 when Senator Warren was Occupying Wall Street.
In 2016, we bought shares of American Express (AXP) when they chose to walk away from being Costco's branded credit card. In 2017, we bought Target (TGT) when Amazon (AMZN) entered the grocery business (possibly Jeff Bezos’ single worst business decision) and woke up their e-commerce profit machine. In 2020, we bought Simon Property Group (SPG) during the COVID-19 shutdowns because "nobody was going to shop anymore!" And we loaded up on oil and gas stocks when they hit a 220-year low versus stocks in May of 2020.
What do we think looks good among common-stock babies that have been thrown out with the bathwater today? We like the future of the oil and gas industry, which has retested the point of maximum pessimism on President Trump's jaw-boning and tariffs. Our largest positions are in Apache Corp. (APA), Cenovus (CVE) and Occidental Petroleum (OXY). We like healthcare via Amgen (AMGN) and Merck (MRK), which have also been negatively impacted by the political winds in Washington D.C. We believe that Ben Graham would appreciate how much present value we get from our premier home builders (D.R. Horton (DHI) and Lennar (LEN)) as 180 million Americans under the age of 40 move around the country to find affordability.
In conclusion, we want to thank our shareholder investors for trusting us in the inevitable hot and cold streaks. With patience, discipline, and well-organized common sense, we hope to have the same kind of success in the future that we have had since the Fund was incepted on the second trading session of 2008!
Play The Long Game,

William Smead	Cole Smead, CFA
Lead Portfolio Manager	Co-Portfolio Manager
1Clip from the 1995 Berkshire Hathaway Annual Meeting
(https://www.youtube.com/watch?v=P9ip1UfmxZU)

May 2025 Semi-Annual Letter: Smead International Value Fund
As we close the first half of the 2025 fiscal year for the Smead International Value Fund (the Fund; SVXLX), we feel fortunate to be side-by-side with our investors and pleased with our portfolio's position.
The Fund gained 12.80% during the first half of the fiscal year versus a gain of 14.21% for the MSCI EAFE Net Return Index and a gain of 11.81% for the MSCI ACWI ex-US Net Return Index.
Our largest contributors for the first half were Bawag Group (BG AV), Unicredit SPA (UCG IM), and Bankinter (BKT SM). Our bank holdings continue to be strong contributors to performance.
The largest detractors in the portfolio were West Fraser Timber (WFG CN), Cenovus Energy (CVE CN), and Whitehaven Coal (WHC AU). Tariff and macro uncertainty were the primary drivers which contributed to volatility in the commodity space for the fiscal half year.
Getting Paid to Wait
Looking at the fiscal period ended May 31, 2025, the Smead International Value Fund has had one of the largest nominal returns over the last ten years at this point in the fiscal calendar. However, shareholders should notice that not much has changed in the holdings that we are patiently sitting on.
Banks
Our holdings in European financials have been the dominant driver of portfolio results. Bawag (BG AV), Unicredit (UCG IM) and Bankinter (BKT SM) have been big winners. It wasn’t that long ago that these businesses were being given away in 2021-2022. European growth was squalid. No one could see the blue skies ahead as their judgment was clouded by the rear-view mirror. Banks have produced poor outcomes for much of the last 15 years.
Higher interest rates have been particularly important for the banks. Further, cost-focused CEOs like Anas Abuzaakouk at Bawag and Andrea Orcel at Uncredit continue to show the power of running a good business in a mature industry like banking. These banks have also wielded the power of buybacks over the last few years in their shareholder base. Even a historically backward shareholder culture like the UK is seeing buybacks. Barclays (BARC LN) and Natwest Group (NWG LN) continue to hit the ask on shares available in the open market that they can retire. We still see legs to these companies' higher return on equity as the book multiples are still lower than they should be. We expect the favorable environment to allow more consolidation in less efficient, low book multiple banks by higher return, higher multiples banks in all-stock deals.
Consumer
Our consumer businesses have been more of a mixed bag. Burberry (BRBY LN) has been successful as investors figure out that they cleaned up capital structure, sans dividend, and the new leadership of CEO Josh Schulman is showing early promise. Pandora (PNDORA CO), after a couple of years of producing large returns, has been pushed to and fro with the tariff headline risks, due to their operations in Gemopolis, Thailand. The UK retailer Next (NXT LN) continues to bore full steam ahead with their operations under Lord Simon Wolfson, with the stock showing their current business strength.
The autos are less impressive. Subaru (7270.T) is up from our initial purchase, but has paused adding to the buyback they finished late last year. This is disconcerting, as we were attracted by this (what we view as) very un-Japanese style capital allocation tool. They have more than 100% of their market cap in cash. They seem scared, while we, as shareholders, see a bright future. We will give them time, but won’t forget that they are not taking advantage of the stock market during the tariff tumult.
With Volkswagen (VOW3 GY), Porsche Holdings (PAH3 GY) and Porsche Cars (P911 GY), we have let these holdings get smaller as the portfolio has grown in value. Not dissimilar to Subaru, we would like the capital allocation to improve. There is nothing that says we have to own these and will allow opportunity cost to call our capital away if they don’t begin to operate the capital structure more efficiently. A brief list of our recommendations would be: spin out more brands into public listing, don’t allow the Porsche/Piëch family to keep control (as that is not working), sell off financial services assets to banks (you’ll get book value) and admit that the mass electric vehicle revolution wasn’t the best return on capital for shareholders over the last three years. Oliver Blume could strike the right chord if he is willing to be an outsider.
Oil
The energy space has been a drag on the portfolio results in the near term, even though it compounded money at very high rates from 2020 to 2023 in the portfolio. Rome wasn’t built in a day. We don’t expect long-term results to happen in a straight line either. We are particularly interested in the Strathcona Resources (SCR CN) deal to take over MEG Energy (MEG CN), which was announced in June. Adam Waterous, Chairman of Strathcona, sold the natural gas assets of the company to a consortium of buyers for mostly cash. Professionals had become deeply bearish after the OPEC+ supply increases that spooked them in April. They were much more optimistic on natural gas as they could see demand from AI processing in the future.
You have to buy fur coats in July, as we recently said to shareholders in April. That is what Adam did by seeking to acquire heavy oil (read: bitumen) producer MEG. While MEG has initially sought to thwart this, we believe that Strathcona will close this deal. We would have the first world problem of dealing with a position of over 10% from appreciation if this deal closes. As Mae West once said, “Too much of a good thing could be wonderful.”
While we have many places in the portfolio that haven’t done well this year, we should be elated to be looking at a double-digit return. We feel great like a boxer with one arm tied behind his back. We believe the other arm will eventually get free as time and the free cash flow of these companies compound attractive returns on capital for us as shareholders. These returns, when bought at attractive prices, are the focus of our work as investors. Getting paid to wait is something that we will always want to afford.
Play The Long Game,

Cole Smead, CFA	William Smead
Lead Portfolio Manager	Co-Portfolio Manager

The information contained herein represents the opinion of Smead Capital Management, Inc. and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.
Consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The statutory and summary prospectuses contain this and other information about the Funds and are available at www.smeadcap.com or by calling 877-807-4122. Read carefully before investing.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-807-4122.
Must be preceded or accompanied by a prospectus.
Mutual fund investing involves risk. Principal loss is possible.
Foreign Securities Risk. Investments in securities of foreign companies involve additional risks, including less liquidity, currency rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes. MSCI EAFE NR Index is a broad-based, unmanaged equity market index designed to measure the equity market performance of 21 developed markets, excluding the US and Canada. An index cannot be invested in directly. This benchmark calculates reinvested dividends net of withholding taxes using Luxembourg tax rates. MSCI ACWI ex-U.S. Index (Net) is a free float-adjusted market capitalization index that is designed to large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries. This benchmark calculates reinvested dividends net of withholding taxes using Luxembourg tax rates. One cannot invest directly in an index.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 1000® Value Index measures the performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell® is a trademark of Russell Investment Group. One cannot invest directly in an index.
The Smead Funds are distributed by Smead Funds Distributors, LLC. Smead Funds Distributors, LLC is owned and operated by ACA Foreside and is not affiliated with Smead Capital Management.

SMEAD VALUE FUND
Schedule of Investments
May 31, 2025 (Unaudited)
	Shares	Value
COMMON STOCKS 93.54%
Banks 11.48%
Bank of America Corp.	3,245,947	$143,243,641
Fifth Third Bancorp	1,556,699	59,450,335
JPMorgan Chase & Co.	576,459	152,185,176
M&T Bank Corp.	345,638	63,127,324
Western Alliance Bancorp	1,276,841	92,456,057
		510,462,533
Consumer Durables & Apparel 13.18%
DR Horton, Inc.	1,760,910	207,893,035
Lennar Corp. – Class A	1,865,950	197,939,976
NVR, Inc. (a)	25,339	180,310,550
		586,143,561
Diversified Financials 7.27%
American Express Co.	786,992	231,414,997
Credit Acceptance Corp. (a)	192,883	92,063,056
		323,478,053
Energy 21.94%
APA Corp.	9,759,285	166,005,438
Cenovus Energy, Inc. (b)	14,547,812	191,659,884
ConocoPhillips	1,679,163	143,316,562
Devon Energy Corp.	2,135,959	64,634,119
Diamondback Energy, Inc.	937,504	126,141,163
Occidental Petroleum Corp.	3,563,136	145,304,686
Ovintiv, Inc.	3,882,271	139,062,947
		976,124,799
Media & Entertainment 0.94%
Sirius XM Holdings, Inc.	1,925,779	41,750,889
Pharmaceuticals, Biotechnology & Life Sciences 9.84%
Amgen, Inc.	820,914	236,570,997
Merck & Co., Inc.	2,617,530	201,131,005
		437,702,002
Real Estate 12.51%
Macerich Co. (The) – REIT	14,296,553	231,318,228
Millrose Properties, Inc. – REIT	932,975	26,002,013
Simon Property Group, Inc. – REIT	1,834,004	299,071,032
		556,391,273
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Schedule of Investments (Continued)
May 31, 2025 (Unaudited)
	Shares	Value
Retailing 11.56%
eBay, Inc.	2,608,135	$190,837,238
Home Depot, Inc.	361,351	133,081,960
Target Corp.	1,285,935	120,890,749
Ulta Beauty, Inc. (a)	146,896	69,255,588
		514,065,535
Semiconductors & Semiconductor Equipment 2.09%
QUALCOMM, Inc.	642,038	93,223,918
Transportation 2.73%
U-Haul Holding Co. (a)	32,482	2,078,848
U-Haul Holding Co. (Non Voting)	2,092,923	119,380,328
		121,459,176
TOTAL COMMON STOCKS (Cost $3,660,541,150)		4,160,801,739
SHORT-TERM INVESTMENTS 6.24%
Money Market Fund 6.24%
Northern Institutional Treasury Portfolio — Premier Class, 4.15% (c)	277,297,127	277,297,127
TOTAL SHORT-TERM INVESTMENTS (Cost $277,297,127)		277,297,127
TOTAL INVESTMENTS (Cost $3,937,838,277) 99.78%		4,438,098,866
Other Assets in Excess of Liabilities 0.22%		9,979,386
TOTAL NET ASSETS 100%		$4,448,078,252

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the 7-day annualized yield as of May 31, 2025.

REIT	— Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments
May 31, 2025 (Unaudited)
	Shares	Value
COMMON STOCKS 88.08%
Australia 1.08%
Materials 1.08%
Whitehaven Coal Ltd.	508,511	$1,821,877
Austria 10.20%
Financials 10.20%
BAWAG Group AG (a),(b)	138,452	17,226,637
Canada 27.98%
Consumer Staples 0.87%
Alimentation Couche-Tard, Inc.	28,281	1,466,239
Energy 24.02%
Cenovus Energy, Inc.	707,490	9,320,814
Imperial Oil Ltd.	58,473	4,174,725
MEG Energy Corp.	666,941	11,673,351
Strathcona Resources Ltd.	561,638	11,909,255
Tamarack Valley Energy Ltd.	1,097,715	3,495,475
		40,573,620
Materials 3.09%
West Fraser Timber Co. Ltd.	70,702	5,208,563
		47,248,422
Denmark 4.22%
Consumer Discretionary 4.22%
Pandora AS	38,992	7,126,874
Italy 9.80%
Financials 9.80%
Assicurazioni Generali SpA	165,271	6,020,348
UniCredit SpA	163,623	10,526,684
		16,547,032
Japan 3.03%
Consumer Discretionary 3.03%
Subaru Corp.	278,208	5,124,452
Netherlands 1.38%
Communications 1.38%
Universal Music Group NV	72,778	2,324,999
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
May 31, 2025 (Unaudited)
	Shares	Value
Norway 3.72%
Industrials 3.72%
Frontline PLC	346,911	$6,277,114
Spain 5.00%
Financials 5.00%
Bankinter SA	654,124	8,445,767
Switzerland 2.63%
Health Care 2.63%
Roche Holding AG	13,704	4,443,960
United Kingdom 18.10%
Consumer Discretionary 6.12%
Burberry Group PLC	411,638	5,744,438
Next PLC	26,470	4,591,101
		10,335,539
Financials 8.03%
Barclays PLC	1,718,270	7,623,380
NatWest Group PLC	836,388	5,933,937
		13,557,317
Materials 3.95%
Glencore PLC (b)	1,739,086	6,682,629
		30,575,485
United States 0.94%
Energy 0.94%
Occidental Petroleum Corp.	39,054	1,592,622
TOTAL COMMON STOCKS (Cost $106,731,488)		148,755,241
PREFERRED STOCKS 5.34%
Germany 5.34%
Consumer Discretionary 5.34%
Dr Ing hc F Porsche AG, 3.49% (a),(c)	62,355	3,007,073
Porsche Automobil Holding SE, 5.45% (c)	48,940	1,950,731
Volkswagen AG, 6.66% (c)	37,481	4,060,114
TOTAL PREFERRED STOCKS (Cost $11,410,033)		9,017,918
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
May 31, 2025 (Unaudited)
	Shares	Value
WARRANTS 1.04%
United States 1.04%
Energy 1.04%
Occidental Petroleum Corp., Exp. 7/6/2027, Strike $22.00 (b)	90,431	1,757,074
TOTAL WARRANTS (Cost $927,886)		1,757,074
SHORT-TERM INVESTMENTS 5.19%
Money Market Fund 5.19%
Northern Institutional Treasury Portfolio — Premier Class, 4.15% (d)	8,768,997	8,768,997
TOTAL SHORT-TERM INVESTMENTS (Cost $8,768,997)		8,768,997
TOTAL INVESTMENTS (Cost $127,838,404) 99.65%		168,299,230
Other Assets in Excess of Liabilities 0.35%		591,482
TOTAL NET ASSETS 100.00%		$168,890,712

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the value of this security totaled $20,233,710 or 11.98% of net assets.
(b)	Non-income producing security.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the 7-day annualized yield as of May 31, 2025.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Statement of Assets and Liabilities
May 31, 2025 (Unaudited)
Assets
Investments, at value (cost $3,937,838,277)	$4,438,098,866
Receivable for Fund shares sold	1,599,773
Dividends and interest receivable	6,424,377
Receivable for investments sold	13,546,639
Due from Adviser	182
Other assets	145,690
Total Assets	4,459,815,527
Liabilities
Payable for Fund shares redeemed	6,311,156
Payable to Adviser	2,890,389
Payable to Administrator	902
Payable for investments purchased	1,168
Payable for distribution fees	150,236
Payable for shareholder servicing fees	2,137,173
Accrued expenses and other liabilities	246,251
Total Liabilities	11,737,275
Net assets	$4,448,078,252
Net Assets Consist Of:
Paid in capital	$4,112,176,343
Total distributable earnings	335,901,909
Net assets	$4,448,078,252
Investor Class Shares
Net assets	$81,976,176
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,136,621
Net asset value, offering price and redemption price per share	$72.12
Class A Shares
Net assets	$407,197,234
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	5,704,902
Net asset value, offering price and redemption price per share(1)	$71.38
Maximum offering price per share ($71.38/0.9425) (2)	$75.73
Class C Shares
Net assets	$66,981,320
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	964,020
Net asset value, offering price and redemption price per share(1)	$69.48
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Statement of Assets and Liabilities (Continued)
May 31, 2025 (Unaudited)
Class I1 Shares
Net assets	$3,551,974,915
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	49,257,993
Net asset value, offering price and redemption price per share	$72.11
Class R1 Shares
Net assets	$82,304
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,172
Net asset value, offering price and redemption price per share	$70.21(3)
Class R2 Shares
Net assets	$301,125
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	4,128
Net asset value, offering price and redemption price per share	$72.94(3)
Class Y Shares
Net assets	$339,565,178
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	4,699,804
Net asset value, offering price and redemption price per share	$72.25

(1)	A 1.00% deferred sales charge (CDSC) applies to Class A purchases of $1,000,000 or more that are redeemed within 18 months of purchase. A CDSC of 1.00% also applies on redemptions of Class C shares within 12 months of purchase.
(2)	Reflects a maximum sales charge of 5.75%.
(3)	Calculated NAV may not equal actual NAV shown due to rounding of the net assets and shares.
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Statement of Assets and Liabilities
May 31, 2025 (Unaudited)
Assets
Investments, at value (cost $127,838,404)	$168,299,230
Receivable for Fund shares sold	159,123
Dividends and interest receivable	257,894
Foreign currencies, at value (cost $2,171)	2,193
Receivable for foreign tax reclaimable	440,767
Other assets	39,023
Total Assets	169,198,230
Liabilities
Payable for Fund shares redeemed	137,152
Payable to Adviser	104,274
Payable to Administrator	7,275
Payable for investments purchased	6
Payable for distribution fees	3,410
Payable for shareholder servicing fees	34,786
Payable for recoupment of previously waived expenses	2,762
Accrued expenses and other liabilities	17,853
Total Liabilities	307,518
Net assets	$168,890,712
Net Assets Consist Of:
Paid in capital	$137,943,152
Total distributable earnings	30,947,560
Net assets	$168,890,712
Investor Class Shares
Net assets	$100,482
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,618
Net asset value, offering price and redemption price per share	$62.12(1)
Class A Shares
Net assets	$15,704,859
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	256,069
Net asset value, offering price and redemption price per share(2)	$61.33
Maximum offering price per share ($61.33/0.9425) (3)	$65.07
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Statement of Assets and Liabilities (Continued)
May 31, 2025 (Unaudited)
Class C Shares
Net assets	$529,867
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	9,113
Net asset value, offering price and redemption price per share(2)	$58.14
Class I1 Shares
Net assets	$95,459,816
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,521,543
Net asset value, offering price and redemption price per share	$62.74
Class Y Shares
Net assets	$57,095,688
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	899,301
Net asset value, offering price and redemption price per share	$63.49

(1)	Calculated NAV may not equal actual NAV shown due to rounding of the net assets and shares.
(2)	A 1.00% deferred sales charge (CDSC) applies to Class A purchases of $1,000,000 or more that are redeemed within 18 months of purchase. A CDSC of 1.00% also applies on redemptions of Class C shares within 12 months of purchase.
(3)	Reflects a maximum sales charge of 5.75%.
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Statement of Operations
Six Months ended May 31, 2025 (Unaudited)
Investment Income
Dividend income (net of taxes withheld of $451,614)	$67,662,792
Non-cash dividend income	12,273,282
Interest income	110
Total Investment Income	79,936,184
Expenses
Management fees	20,029,594
Distribution fees – Investor Class	116,904
Distribution fees – Class A	639,593
Distribution fees – Class C	277,380
Distribution fees – Class R1	197
Distribution fees – Class R2	785
Shareholder servicing fees – Investor Class	79,494
Shareholder servicing fees – Class A	434,921
Shareholder servicing fees – Class C	92,460
Shareholder servicing fees – Class I1	3,167,851
Shareholder servicing fees – Class R1	99
Shareholder servicing fees – Class R2	157
Fund accounting and Administration fees	297,793
Transfer agent fees and expenses	272,730
Federal and state registration fees	154,552
Custody fees	41,220
Reports to shareholders	127,231
Legal fees	114,299
Audit and tax fees	12,098
Trustees' fees	150,698
Other expenses	34,927
Total Expenses	26,044,983
Expense waiver by Adviser	(1,051)
Net Expenses	26,043,932
Net Investment Income	53,892,252
Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(197,232,690)
Net realized loss on foreign currency transactions	(37,188)
Net realized gain from in-kind redemptions	87,091,989
Change in net unrealized depreciation on investments	(858,499,997)
Change in net unrealized depreciation on foreign currency	(1,168)
Net Realized and Unrealized Gain (Loss) on Investments	(968,679,054)
Net Decrease in Net Assets from Operations	$(914,786,802)
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Statement of Operations
Six Months ended May 31, 2025 (Unaudited)
Investment Income
Dividend income (net of taxes withheld of $407,991)	$3,641,833
Interest income	125
Total Investment Income	3,641,958
Expenses
Management fees	575,679
Distribution fees – Investor Class	112
Distribution fees – Class A	15,687
Distribution fees – Class C	1,980
Shareholder servicing fees – Class A	10,667
Shareholder servicing fees – Class C	660
Shareholder servicing fees – Class I1	64,718
Fund accounting and Administration fees	50,146
Transfer agent fees and expenses	33,229
Federal and state registration fees	26,809
Custody fees	17,087
Reports to shareholders	3,687
Legal fees	3,018
Audit and tax fees	11,600
Trustees' fees	3,787
Recoupment of previously reimbursed expenses	30,958
Other expenses	13,314
Total Expenses	863,138
Expense waiver by Adviser	(1,750)
Net Expenses	861,388
Net Investment Income	2,780,570
Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(4,786,417)
Net realized gain on foreign currency transactions	37,392
Change in net unrealized appreciation on investments	21,258,299
Change in net unrealized appreciation on foreign currency	42,406
Net Realized and Unrealized Gain (Loss) on Investments	16,551,680
Net Increase in Net Assets from Operations	$19,332,250
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Statements of Changes in Net Assets
	Six Months Ended May 31, 2025 (Unaudited)	For The Year Ended November 30, 2024
From Operations
Net investment income	$53,892,252	$76,741,795
Net realized gain (loss) from investments	(110,140,701)	261,812,768
Net realized loss from foreign currency transactions	(37,188)	(100,025)
Change in net unrealized appreciation (depreciation) on investments	(858,499,997)	825,417,323
Change in net unrealized depreciation on foreign currency transactions	(1,168)	-
Net increase (decrease) in net assets from operations	(914,786,802)	1,163,871,861
From Distributions
Investor Class	(1,091,824)	(1,412,373)
Class A	(6,615,321)	(6,458,994)
Class C	(482,918)	(483,747)
Class I1	(65,420,223)	(64,585,233)
Class R1	(128)	(2,160)
Class R2	(2,938)	(4,702)
Class Y	(6,881,379)	(7,326,983)
Decrease in net assets resulting from distributions paid	(80,494,731)	(80,274,192)
From Capital Share Transactions
Proceeds from shares sold	766,756,344	2,356,174,908
Issued in reinvestment of dividends and distributions	62,297,007	60,620,245
Payments for shares redeemed	(1,756,182,523)	(1,715,393,636)
Net increase (decrease) in net assets from capital share transactions	(927,129,172)	701,401,517
Total Increase (Decrease) in Net Assets	(1,922,410,705)	1,784,999,186
Net Assets
Beginning of year	6,370,488,957	4,585,489,771
End of year	$4,448,078,252	$6,370,488,957
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Statements of Changes in Net Assets
	Six Months Ended May 31, 2025 (Unaudited)	For The Year Ended November 30, 2024
From Operations
Net investment income	$2,780,570	$3,483,839
Net realized loss from investments	(4,786,417)	(2,482,310)
Net realized gain (loss) from foreign currency transactions	37,392	(3,319)
Change in net unrealized appreciation on investments	21,258,299	9,201,070
Change in net unrealized appreciation (depreciation) on foreign currency transactions	42,406	(18,058)
Net increase in net assets from operations	19,332,250	10,181,222
From Distributions
Investor Class	(2,047)	(1,409)
Class A	(291,849)	(96,752)
Class C	(10,921)	(3,998)
Class I1	(2,167,162)	(1,340,058)
Class Y	(1,349,512)	(892,052)
Decrease in net assets resulting from distributions paid	(3,821,491)	(2,334,269)
From Capital Share Transactions
Proceeds from shares sold	19,768,844	57,655,517
Issued in reinvestment of dividends and distributions	3,820,343	2,291,711
Payments for shares redeemed	(24,661,215)	(19,030,443)
Net increase (decrease) in net assets from capital share transactions	(1,072,028)	40,916,785
Total Increase in Net Assets	14,438,731	48,763,738
Net Assets
Beginning of year	154,451,981	105,688,243
End of year	$168,890,712	$154,451,981
The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

SMEAD VALUE FUND
Financial Highlights
May 31, 2025
		Income from investment operations			Less distributions paid
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain/(loss) on investments	Total from investment operations	Distributions from net investments income	Distributions from net realized gain on investments	Total distributions paid
Investor Class
Six Months Ended May 31, 2025 (Unaudited)	$85.75	$0.68	$(13.45)	$(12.77)	$(0.86)	$—	$(0.86)
November 30, 2024	70.08	0.86	15.83	16.69	(1.02)	—	(1.02)
November 30, 2023	70.77	1.02	(0.53)	0.49	(0.47)	(0.71)	(1.18)
November 30, 2022	69.63	0.49	3.35	3.84	(0.15)	(2.55)	(2.70)
November 30, 2021	49.68	0.17	20.49	20.66	(0.35)	(0.36)	(0.71)
November 30, 2020	51.55	0.52	(0.47)	0.05	(0.35)	(1.57)	(1.92)
Class A
Six Months Ended May 31, 2025 (Unaudited)	84.93	0.67	(13.31)	(12.64)	(0.91)	—	(0.91)
November 30, 2024	69.43	0.88	15.68	16.56	(1.06)	—	(1.06)
November 30, 2023	70.13	1.03	(0.53)	0.50	(0.49)	(0.71)	(1.20)
November 30, 2022	69.08	0.50	3.31	3.81	(0.21)	(2.55)	(2.76)
November 30, 2021	49.32	0.17	20.32	20.49	(0.37)	(0.36)	(0.73)
November 30, 2020	51.20	0.50	(0.45)	0.05	(0.36)	(1.57)	(1.93)
Class C
Six Months Ended May 31, 2025 (Unaudited)	82.49	0.43	(12.96)	(12.53)	(0.48)	—	(0.48)
November 30, 2024	67.51	0.37	15.27	15.64	(0.66)	—	(0.66)
November 30, 2023	68.42	0.58	(0.53)	0.05	(0.25)	(0.71)	(0.96)
November 30, 2022	67.70	0.15	3.21	3.36	(0.09)	(2.55)	(2.64)
November 30, 2021	48.70	(0.18)	20.00	19.82	(0.46)	(0.36)	(0.82)
November 30, 2020(5)	36.22	0.08	12.40(6)	12.48	—	—	—
Class I1
Six Months Ended May 31, 2025 (Unaudited)	85.89	0.79	(13.46)	(12.67)	(1.11)	—	(1.11)
November 30, 2024	70.19	1.10	15.84	16.94	(1.24)	—	(1.24)
November 30, 2023	70.88	1.22	(0.54)	0.68	(0.66)	(0.71)	(1.37)
November 30, 2022	69.74	0.68	3.35	4.03	(0.34)	(2.55)	(2.89)
November 30, 2021	49.78	0.34	20.47	20.81	(0.49)	(0.36)	(0.85)
November 30, 2020	51.65	0.62	(0.43)	0.19	(0.49)	(1.57)	(2.06)
Class R1
Six Months Ended May 31, 2025 (Unaudited)	83.98	0.42	(13.02)	(12.60)	(1.17)	—	(1.17)
November 30, 2024	68.80	1.47	14.56	16.03	(0.85)	—	(0.85)
November 30, 2023	69.48	0.90	(0.50)	0.40	(0.37)	(0.71)	(1.08)
November 30, 2022	68.42	0.30	3.31	3.61	—	(2.55)	(2.55)
November 30, 2021	48.81	(0.03)	20.21	20.18	(0.21)	(0.36)	(0.57)
November 30, 2020	50.46	0.38	(0.46)	(0.08)	—	(1.57)	(1.57)

The accompanying notes are an integral part of these financial statements.

			Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets
Net Asset Value, End of Period	Total Return(2)	Net assets at end of period (000’s)	Before waivers of expenses	After waivers of expenses	Before waivers of expenses	After waivers of expenses	Portfolio turnover rate

$72.12	(15.01)%(3)	$81,976	1.22%(4)	1.22%(4)	1.77%(4)	1.77%(4)	7.50%(3)
85.75	24.00%	109,841	1.15%	1.15%	1.07%	1.07%	13.30%
70.08	0.77%	97,660	1.18%	1.18%	1.50%	1.50%	15.60%
70.77	5.70%	107,324	1.19%	1.19%	0.73%	0.73%	11.15%
69.63	42.10%	109,938	1.19%	1.19%	0.27%	0.27%	17.40%
49.68	0.09%	79,894	1.22%	1.22%	1.16%	1.16%	40.26%

71.38	(15.01)%(3)	407,197	1.22%(4)	1.22%(4)	1.78%(4)	1.78%(4)	7.50%(3)
84.93	24.05%	618,916	1.12%	1.12%	1.10%	1.10%	13.30%
69.43	0.81%	420,259	1.15%	1.15%	1.54%	1.54%	15.60%
70.13	5.69%	427,616	1.19%	1.19%	0.76%	0.76%	11.15%
69.08	42.11%	274,607	1.20%	1.20%	0.27%	0.27%	17.40%
49.32	0.08%	105,555	1.23%	1.23%	1.14%	1.14%	40.26%

69.48	(15.27)%(3)	66,981	1.80%(4)	1.80%(4)	1.17%(4)	1.17%(4)	7.50%(3)
82.49	23.30%	82,623	1.74%	1.74%	0.47%	0.47%	13.30%
67.51	0.14%	49,178	1.81%	1.81%	0.88%	0.88%	15.60%
68.42	5.13%	41,043	1.75%	1.75%	0.23%	0.23%	11.15%
67.70	41.29%	16,544	1.76%	1.76%	(0.27)%	(0.27)%	17.40%
48.70	34.46%(3)	199	1.85%(4)	1.84%(4)	0.27%(4)	0.28%(4)	40.26%(3)

72.11	(14.90)%(3)	3,551,975	0.95%(4)	0.95%(4)	2.05%(4)	2.05%(4)	7.50%(3)
85.89	24.37%	5,053,329	0.86%	0.86%	1.36%	1.36%	13.30%
70.19	1.05%	3,624,189	0.89%	0.89%	1.80%	1.80%	15.60%
70.88	5.99%	3,531,198	0.93%	0.93%	1.01%	1.01%	11.15%
69.74	42.43%	2,417,546	0.93%	0.93%	0.54%	0.54%	17.40%
49.78	0.36%	947,872	0.97%	0.97%	1.40%	1.40%	40.26%

70.21	(15.17)%(3)	82	2.98%(4)	1.59%(4)	(0.26)%(4)	1.13%(4)	7.50%(3)
83.98	23.45%	9	4.73%	1.59%	(1.18)%	1.96%	13.30%
68.80	0.65%	175	1.35%	1.35%	1.35%	1.35%	15.60%
69.48	5.45%	241	1.49%	1.49%	0.46%	0.46%	11.15%
68.42	41.75%	171	1.49%	1.49%	(0.05)%	(0.05)%	17.40%
48.81	(0.18)%	291	1.52%	1.52%	0.85%	0.85%	40.26%

SMEAD VALUE FUND
Financial Highlights (Continued)
May 31, 2025
		Income from investment operations			Less distributions paid
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain/(loss) on investments	Total from investment operations	Distributions from net investments income	Distributions from net realized gain on investments	Total distributions paid
Class R2
Six Months Ended May 31, 2025 (Unaudited)	$86.69	$0.59	$(13.60)	$(13.01)	$(0.74)	$—	$(0.74)
November 30, 2024	71.15	0.64	16.05	16.69	(1.15)	—	(1.15)
November 30, 2023	71.80	1.06	(0.74)	0.32	(0.26)	(0.71)	(0.97)
November 30, 2022	70.62	0.33	3.49	3.85	(0.12)	(2.55)	(2.67)
November 30, 2021	50.43	0.08	20.75	20.83	(0.28)	(0.36)	(0.64)
November 30, 2020	52.43	0.41	(0.45)	(0.04)	(0.39)	(1.57)	(1.96)
Class Y
Six Months Ended May 31, 2025 (Unaudited)	86.05	0.84	(13.47)	(12.63)	(1.17)	—	(1.17)
November 30, 2024	70.34	1.17	15.85	17.02	(1.31)	—	(1.31)
November 30, 2023	71.01	1.26	(0.51)	0.75	(0.71)	(0.71)	(1.42)
November 30, 2022	69.86	0.74	3.36	4.09	(0.39)	(2.55)	(2.94)
November 30, 2021	49.86	0.40	20.51	20.91	(0.55)	(0.36)	(0.91)
November 30, 2020	51.73	0.61	(0.35)	0.26	(0.56)	(1.57)	(2.13)

(1)	Based on average shares outstanding.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Excludes the effect of sale charges applicable to Class A shares.
(3)	Not annualized for periods of less than one year.
(4)	Annualized for periods of less than one year.
(5)	Class C shares commenced operations on April 16, 2020.
(6)	The amount shown for a share outstanding throughout the year does not correspond with the change in aggregate gains and losses in the portfolio of securities during the year because of the timing of sales and purchases of Fund shares in relation to fluctuating values during the year.
The accompanying notes are an integral part of these financial statements.

			Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets
Net Asset Value, End of Period	Total Return(2)	Net assets at end of period (000’s)	Before waivers of expenses	After waivers of expenses	Before waivers of expenses	After waivers of expenses	Portfolio turnover rate

$72.94	(15.11)%(3)	$301	1.76%(4)	1.44%(4)	1.20%(4)	1.52%(4)	7.50%(3)
86.69	23.67%	344	1.46%	1.44%	0.77%	0.79%	13.30%
71.15	0.55%	291	1.41%	1.41%	1.54%	1.54%	15.60%
71.80	5.57%	74	1.38%	1.38%	0.49%	0.49%	11.15%
70.62	41.78%	95	1.40%	1.40%	0.11%	0.11%	17.40%
50.43	(0.10)%	73	1.43%	1.43%	0.91%	0.91%	40.26%

72.25	(14.84)%(3)	339,565	0.80%(4)	0.80%(4)	2.19%(4)	2.19%(4)	7.50%(3)
86.05	24.45%	505,427	0.79%	0.79%	1.45%	1.45%	13.30%
70.34	1.16%	393,738	0.81%	0.81%	1.86%	1.86%	15.60%
71.01	6.06%	392,012	0.84%	0.84%	1.12%	1.11%	11.15%
69.86	42.62%	242,387	0.84%	0.84%	0.63%	0.62%	17.40%
49.86	0.48%	91,824	0.88%	0.84%	1.32%	1.36%	40.26%

SMEAD INTERNATIONAL VALUE FUND
Financial Highlights
May 31, 2025
		Income from investment operations			Less distributions paid
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investments income	Net Asset Value, End of Period	Total Return(2)
Investor Class
Six Months Ended May 31, 2025 (Unaudited)	$56.40	$0.99	$6.05	$7.04	$(1.32)	$62.12	12.80%(3)
November 30, 2024	52.22	1.46	3.83	5.29	(1.11)	56.40	10.33%
November 30, 2023	49.91	1.23	1.75	2.98	(0.67)	52.22	6.16%
November 30, 2022(5)	49.33	0.08	0.50	0.58	—	49.91	1.18%(3)
Class A
Six Months Ended May 31, 2025 (Unaudited)	55.75	0.94	5.96	6.90	(1.32)	61.33	12.69%(3)
November 30, 2024	51.60	1.32	3.83	5.15	(1.00)	55.75	10.16%
November 30, 2023	49.32	1.34	1.52	2.86	(0.58)	51.60	5.97%
November 30, 2022(5)	48.83	0.33	0.16	0.49	—	49.32	1.00%(3)
Class C
Six Months Ended May 31, 2025 (Unaudited)	52.84	0.63	5.76	6.39	(1.09)	58.14	12.38%(3)
November 30, 2024	48.95	0.85	3.74	4.59	(0.70)	52.84	9.50%
November 30, 2023	47.10	0.73	1.73	2.46	(0.61)	48.95	5.38%
November 30, 2022(5)	46.84	(0.14)(6)	0.40	0.26	—	47.10	0.58%(3)
Class I1
Six Months Ended May 31, 2025 (Unaudited)	57.02	1.02	6.12	7.14	(1.42)	62.74	12.85%(3)
November 30, 2024	52.77	1.50	3.91	5.41	(1.16)	57.02	10.46%
November 30, 2023	50.41	1.47	1.59	3.06	(0.70)	52.77	6.26%
November 30, 2022(5)	49.78	0.43	0.20	0.63	—	50.41	1.27%(3)
Class Y
Six Months Ended May 31, 2025 (Unaudited)	57.69	1.07	6.19	7.26	(1.46)	63.49	12.95%(3)
November 30, 2024	53.35	1.63	3.92	5.55	(1.21)	57.69	10.59%
November 30, 2023	50.91	1.62	1.55	3.17	(0.73)	53.35	6.44%
November 30, 2022(5)	50.18	0.49	0.24	0.73	—	50.91	1.45%(3)

(1)	Based on average shares outstanding.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Excludes the effect of sale charges applicable to Class A shares.
(3)	Not annualized for periods of less than one year.
(4)	Annualized for periods of less than one year.
(5)	Period from January 12, 2022, date operations commenced, through November 30, 2022.
(6)	The amount shown for a share outstanding throughout the year does not correspond with the change in aggregate gains and losses in the portfolio of securities during the year because of the timing of sales and purchases of Fund shares in relation to fluctuating values during the year.
The accompanying notes are an integral part of these financial statements.

	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets
Net assets at end of period (000’s)	Before waivers of expenses	After waivers of expenses	Before waivers of expenses	After waivers of expenses	Portfolio turnover rate

$100	2.98%(4)	1.25%(4)	1.78%(4)	3.51%(4)	14.13%(3)
87	2.24%	1.25%	1.55%	2.54%	27.92%
66	1.50%	1.25%	2.15%	2.40%	8.26%
19	1.42%(4)	1.42%(4)	0.19%(4)	0.19%(4)	20.30%(3)

15,705	1.42%(4)	1.42%(4)	3.39%(4)	3.39%(4)	14.13%(3)
12,123	1.44%	1.42%	2.31%	2.33%	27.92%
4,967	1.70%	1.42%	2.37%	2.65%	8.26%
2,630	1.51%(4)	1.51%(4)	0.78%(4)	0.78%(4)	20.30%(3)

530	2.26%(4)	2.00%(4)	2.13%(4)	2.39%(4)	14.13%(3)
528	2.17%	2.00%	1.42%	1.59%	27.92%
279	2.25%	2.00%	1.26%	1.51%	8.26%
106	2.02%(4)	2.02%(4)	(0.34)%(4)	(0.34)%(4)	20.30%(3)

95,460	1.15%(4)	1.15%(4)	3.60%(4)	3.60%(4)	14.13%(3)
87,707	1.16%	1.15%	2.58%	2.59%	27.92%
60,968	1.39%	1.15%	2.61%	2.85%	8.26%
39,428	1.23%(4)	1.23%(4)	0.99%(4)	0.99%(4)	20.30%(3)

57,096	1.00%(4)	1.00%(4)	3.73%(4)	3.73%(4)	14.13%(3)
54,007	1.01%	1.00%	2.78%	2.79%	27.92%
39,409	1.31%	1.00%	2.81%	3.12%	8.26%
33,351	1.15%(4)	1.00%(4)	0.97%(4)	1.12%(4)	20.30%(3)

SMEAD FUNDS
Notes to Financial Statements
May 31, 2025 (Unaudited)
(1)	Organization
The Smead Value Fund and the Smead International Value Fund (each, a “Fund” and together, the "Funds") are non-diversified series of Smead Funds Trust, a Delaware statutory trust (the “Trust”) organized on July 17, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. Each Fund’s investment objective is long-term capital appreciation. The Trust may issue an unlimited number of interests (or shares) of beneficial interest, each with a par value of $0.001. The Smead Value Fund currently offers ten classes of shares: Investor Class, Class A, Class C, Class I1, Class I2, Class R1, Class R2, Class R3, Class R4 and Class Y shares; provided however Class I2, Class R3 and Class R4 shares are not currently available for purchase. The Smead International Value Fund currently offers six classes of shares: Investor Class, Class A, Class C, Class I1, Class I2 and Class Y shares; provided however the Class I2 shares have not commenced operation. Each class of shares of the Funds has identical rights and privileges except with respect to the distribution and shareholder servicing fees, and voting rights on matters affecting a single class of shares. The classes differ principally in their respective distribution and shareholder servicing expenses. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Smead Capital Management, Inc., the Funds’ investment adviser (the “Adviser”).

(2)	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a)	Investment Valuation
The Funds value their investments at fair value.  Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price. Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2025 (Unaudited)
closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. A money market fund that is an open-end investment company is valued at its reported net asset value ("NAV") per share. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Warrants not traded on a national securities exchange are valued at the last quoted bid price.
Debt securities, other than short-term instruments, are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by matrix pricing or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury bills having a maturity of less than 60 days, are valued at amortized cost, which approximates fair value. If a short-term debt security has a maturity of greater than 60 days, it is valued at fair value.
Redeemable securities issued by open-end and registered investment companies are valued at the NAV of such companies for purchase and/or redemption orders placed on that day.
In the absence of prices from a Pricing Service or in the event that market quotations are not readily available, fair value will be determined under the Funds’ valuation policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that a Fund’s shares are accurately priced. Pursuant to these procedures, the Board of Trustees (the “Board” or the “Trustees”) has appointed the Adviser as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board of Trustees’ oversight. As the Valuation Designee, the Adviser has established a valuation committee (the “Valuation Committee”) to fulfill its responsibilities as Valuation Designee. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated.
The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading resumes or is realized upon sale. Therefore, if a

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2025 (Unaudited)
shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than would be the case if the Fund were using market value pricing.
The Funds’ fair value procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation inputs of each Fund’s investments by each fair value hierarchy level as of May 31, 2025:
	Level 1	Level 2	Level 3	Total
	Smead Value Fund
Equity(1)
Common Stocks	$4,160,801,739	$—	$—	$4,160,801,739
Total Equity	4,160,801,739	—	—	4,160,801,739
Short-Term Investments	—	277,297,127	—	277,297,127
Total Investments on Securities	$4,160,801,739	$277,297,127	$—	$4,438,098,866

	Level 1	Level 2	Level 3	Total
	Smead International Value Fund
Equity(1)
Common Stocks	$10,913,436	$137,841,805	$—	$148,755,241
Preferred Stocks	—	9,017,918	—	9,017,918
Warrants	1,757,074	—	—	1,757,074
Total Equity	12,670,510	146,859,723	—	159,530,233
Short-Term Investments	—	8,768,997	—	8,768,997
Total Investments on Securities	$12,670,510	$155,628,720	$—	$168,299,230

(1)	See the Schedules of Investments for industry classification.

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2025 (Unaudited)
No Level 3 securities were held in the Funds at May 31, 2025. For the six month period ended May 31, 2025, there were no transfers into or out of Level 3 for the Funds.  The Funds did not hold financial derivative instruments during the fiscal period.
(b)	Share Valuation
The NAV per share of each class is calculated by dividing the sum of the value of the securities held by the class, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding for the class rounded to the nearest cent. The class’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.
(c)	Use of Estimates
The  preparation  of  financial  statements  in  conformity  with  GAAP  requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
(d)	Allocation of Income, Expenses and Gains/Losses
Income, expenses (other than those deemed attributable to a specific share class, such as distribution and shareholder servicing fees), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Funds. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets.
(e)	Federal Income Taxes
The Funds comply and expect to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
As of and during the fiscal year ended November 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the fiscal year ended November 30, 2024, the Funds did not incur any interest or penalties.

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2025 (Unaudited)
As of November 30, 2024, the components of distributable earnings on a tax basis were as follows:
	Smead Value Fund	Smead International Value Fund
Cost basis of investments for federal income tax purposes	$5,041,933,771	$132,194,278
Gross tax unrealized appreciation	1,554,640,648	24,354,138
Gross tax unrealized depreciation	(231,495,993)	(6,524,753)
Net tax unrealized appreciation	$1,323,144,655	$17,829,385
Undistributed ordinary income	$65,488,801	$3,349,211
Undistributed long-term capital gain	—	—
Total distributable earnings	$65,488,801	$3,349,211
Other accumulated losses	(57,450,014)[1]	(5,741,795)[2]
Total accumulated gains	$1,331,183,442	$15,436,801

1	Other accumulated losses disclosed above pertains to Capital Loss Carryforwards, of which none was utilized in the current year. The character of the Capital Loss Carryforwards is $1,688,642 of short-term and $55,761,372 of long-term which is carried forward indefinitely.
2	Other accumulated losses disclosed above pertains to Capital Loss Carryforwards, of which none was utilized in the current year. The character of the Capital Loss Carryforwards is $4,311,879 of short-term and $1,429,916 of long-term which is carried forward indefinitely.
The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.
(f)	Distributions to Shareholders
The Funds will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. The Value Fund may invest in REITs, and the Fund's distributions received from REITs may be classified as dividends, capital gains, and/or a return of capital for federal income tax purposes. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds. GAAP requires that certain components of net assets relating to permanent differences be reclassified between the components of net assets. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended November 30, 2024, reclassifications were made for equalization utilized and redemption in kinds.

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2025 (Unaudited)
Fund Name	Total Distributable Earnings (Loss)	Paid-in Capital
Smead Value Fund	$(325,304,907)	$325,304,907
Smead International Value Fund	$—	$—

The tax character of distributions paid during the fiscal years ended November 30, 2024 and November 30, 2023 was as follows:
Smead Value Fund	November 30, 2024	November 30, 2023
Ordinary Income	$80,274,192	$47,139,436
Long-Term Capital Gain	$—	$42,905,031

Smead International Value Fund	November 30, 2024	November 30, 2023
Ordinary Income	$2,334,269	$1,067,385
Long-Term Capital Gain	$—	$—
On December 13, 2024, the Funds declared and paid distributions from ordinary income to shareholders of record on December 12, 2024.
(g)	Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions based on specific identification using the first in, first out method. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
(h)	Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (losses) on investments on the Statements of Operations.
Net realized and unrealized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2025 (Unaudited)
(i)	Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
(3)	Investment Adviser
The Funds have an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment management services to the Funds. Under the terms of the Agreement, each Fund compensates the Adviser for its investment management services at the annual rate of 0.75% of the Fund’s average daily net assets. This fee is accrued daily and paid monthly.
The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses (the “Expense Limitation Caps”) (excluding any taxes, expenses of leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) at least through March 31, 2026 to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.26%, 1.26%, 1.84%, 0.99%, 1.59%, 1.44% and 0.84% of the Fund’s average daily net assets for the Investor Class, Class A, Class C, Class I1, Class R1,Class R2 and Class Y shares for the Smead Value Fund and 1.25%, 1.42%, 2.00%, 1.15%, 1.10% and 1.00% of the Fund’s average daily net assets for the Investor Class, Class A, Class C, Class I1, Class I2 and Class Y shares for the Smead International Value Fund, respectively. The Adviser is permitted to recoup management fee waivers and/or expense payments made in the three calendar years from the date fees were waived or expenses were reimbursed, but only if such recoupment does not cause the applicable Fund's total expense ratio (taking into account the recoupment) to exceed the expense cap at the time such amounts were waived or the Fund's then current expense cap. For the six months ended May 31, 2025, the Adviser waived expenses of $1,051 and $1,750 for the Smead Value Fund and Smead International Value Fund, respectively. The following table shows the waived or reimbursed expenses subject to potential recovery expiring on November 30:

Year incurred	Expiration Year	Smead Value Fund	Smead International Value Fund
2023	2026	$—	$165,429
2024	2027	590	15,710
2025	2028	1,051	1,750
For the six months ended May 31, 2025, the Adviser recouped $30,958 from the Smead International Value Fund.

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2025 (Unaudited)
(4)	Distribution Plan and Shareholder Servicing Plan
The Funds have adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), which authorizes them to pay Smead Funds Distributors, LLC, the Funds’ principal distributor (the “Distributor”), a fee for the Smead Value Fund at an annual rate of 0.25% of the Fund’s average daily net assets of Investor Class and Class A shares, 0.75% of the Fund’s average daily net assets of Class C shares, and 0.50% of the Fund’s average daily net assets of Class R1 and Class R2 shares for services to prospective Fund shareholders and distribution of Fund shares of the Smead Value Fund. There is no 12b-1 fee for Class I1 and Class Y shares of the Smead Value Fund. Under the 12b-1 Plan, the Smead International Value Fund pays a fee at the annual rate of 0.25% of the Fund’s average daily net assets of Investor Class and Class A shares and 0.75% of the Fund’s average daily net assets of Class C shares for services to prospective Fund shareholders and distribution of Fund shares of the Smead International Value Fund. There are no 12b-1 fees for Class I1, Class I2 and Class Y shares of the Smead International Value Fund. The following table details the 12b-1 Plan fees accrued for the six months ended May 31, 2025:

Smead Value Fund
Investor Class	$116,904
Class A	639,593
Class C	277,380
Class I1	—
Class R1	197
Class R2	785
Class Y	—

Smead International Value Fund
Investor Class	$112
Class A	15,687
Class C	1,980
Class I1	—
Class Y	—
As of May 31, 2025, the Smead Value Fund and Smead International Value Fund owed the Distributor fees pursuant to the 12b-1 Plans, in the amounts of $150,236 and $3,410, respectively.
The  Funds  have  also  adopted  a  separate  shareholder  servicing  plan  (the “Shareholder Servicing Plan”). The Shareholder Servicing Plan also authorizes payment of a shareholder servicing fee to financial intermediaries and other service providers up to 0.25% of the average daily net assets attributable to the Class A shares, Class C shares, Investor Class shares, Class I1 shares, Class I2 shares, Class R1 shares and Class R2 shares, respectively (this fee is referred to as the “Shareholder Servicing Fee”). However, as of May 31, 2025 , these Shareholder Servicing Fees were expensed at the following rates for the Smead Value Fund: 0.17% for the Investor Class, 0.17% for the Class A shares, 0.25% for the Class C shares, 0.15% for the Class I1 shares, 0.25% for

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2025 (Unaudited)
the Class R1 shares, and 0.10% for the Class R2 shares. There is no Shareholder Servicing Fee for Class Y of the Smead Value Fund. The Shareholder Servicing Fees were expensed at the following rates for the Smead International Value Fund: 0.17% for the Class A shares, 0.25% for the Class C shares, and 0.15% for the Class I1 shares. There is no Shareholder Servicing Fee for the Investor Class and Class Y of the Smead International Value Fund. For those share classes that currently charge less than the maximum Shareholder Servicing Fee permitted under the Shareholder Servicing Plan, the Funds may increase such fee, but not beyond the maximum of 0.25%, only after providing affected shareholders with 30 days’ prior written notice. The following table details the Shareholder Servicing Fees accrued for the six months ended May 31, 2025:
Smead Value Fund
Investor Class	$79,494
Class A	434,921
Class C	92,460
Class I1	3,167,851
Class R1	99
Class R2	157
Class Y	—

Smead International Value Fund
Investor Class	$—
Class A	10,667
Class C	660
Class I1	64,718
Class Y	—
(5)	Accounting, Custody, Administration and Transfer Agent Fees
The Northern Trust Company (the “Administrator”) acts as administrator for the Funds. The Administrator prepares various federal and state regulatory filings; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian and accountant; coordinates the preparation and payment of Fund expenses; and reviews the Funds’ expense accruals. For these services, each Fund pays the Administrator a fee accrued daily and paid monthly based on the Fund’s average daily net assets. The Funds may also reimburse the Administrator for out-of-pocket expenses incurred by the Administrator in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the administration fees in the Statements of Operations.
UMB Fund Services, Inc. (“UMB”) is the Funds’ transfer and dividend disbursing agent. UMB receives a fee that is accrued daily and paid monthly at an annual rate based on the average daily net assets of each Fund, and is reimbursed for certain out-of-pocket expenses.

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2025 (Unaudited)
(6)	Capital Share Transactions
Transactions in shares of the Funds were as follows:

Smead Value Fund
	For The Six Months Ended May 31, 2025		For The Year Ended November 30, 2024
	Shares	Amount	Shares	Amount
Proceeds from shares sold
Investor Class	11,795	$915,919	49,707	$3,998,743
Class A	848,024	64,737,600	3,275,265	262,770,884
Class C	54,735	4,145,874	395,367	30,743,528
Class I1	5,847,777	447,747,921	17,861,075	1,432,911,207
Class R1	1,061	83,266	139	10,257
Class R2	159	12,500	344	27,474
Class Y	3,352,759	249,113,264	7,659,400	625,712,815
Issued in reinvestment of dividends and distributions
Investor Class	12,328	1,009,763	17,058	1,297,404
Class A	73,683	5,973,469	77,884	5,865,468
Class C	4,718	373,346	4,761	350,393
Class I1	618,554	50,597,674	630,542	47,902,181
Class R1	2	128	—	—
Class R2	3	248	4	277
Class Y	53,020	4,342,379	68,426	5,204,522
Payments for shares redeemed
Investor Class	(168,438)	(12,824,414)	(179,378)	(14,457,463)
Class A	(2,504,476)	(185,272,753)	(2,118,069)	(172,621,604)
Class C	(97,012)	(6,997,045)	(126,963)	(9,804,353)
Class I1	(16,044,004)	(1,210,733,382)	(11,287,759)	(908,604,167)
Class R1	(1)	(49)	(2,573)	(190,521)
Class R2	—	(43)	(473)	(39,720)
Class Y	(4,579,453)	(340,354,837)	(7,452,321)	(609,675,808)
Total increase (decrease) in net assets from capital share transactions	(12,514,766)	$(927,129,172)	8,872,436	$701,401,517

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2025 (Unaudited)
Smead International Value Fund
	For The Six Months Ended May 31, 2025		For The Year Ended November 30, 2024
	Shares	Amount	Shares	Amount
Proceeds from shares sold
Investor Class	37	$2,100	258	$14,450
Class A	72,193	4,055,759	149,221	8,565,277
Class C	1,797	92,608	4,639	253,300
Class I1	214,968	12,247,284	568,479	32,995,866
Class Y	59,013	3,371,093	271,553	15,826,624
Issued in reinvestment of dividends and distributions
Investor Class	38	2,047	27	1,409
Class A	5,417	291,292	1,890	96,668
Class C	214	10,921	82	3,998
Class I1	39,204	2,153,893	25,578	1,334,658
Class Y	24,522	1,362,190	16,217	854,978
Payments for shares redeemed
Investor Class	—	—	(2)	(100)
Class A	(38,975)	(2,059,379)	(29,931)	(1,700,553)
Class C	(2,889)	(151,863)	(429)	(23,945)
Class I1	(270,730)	(15,300,015)	(211,221)	(11,992,633)
Class Y	(120,365)	(7,149,958)	(90,340)	(5,313,212)
Total increase (decrease) in net assets from capital share transactions	(15,556)	$(1,072,028)	706,021	$40,916,785
(7)	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the Smead Value Fund for the six months ended May 31, 2025 were $385,266,696 and $1,316,931,607, respectively. The aggregate purchases and sales of securities, excluding short-term investments, for the Smead International Value Fund for the six months ended May 31, 2025 were $20,947,044 and $24,019,848, respectively. There were no purchases or sales of U.S. government securities for the Funds.

(8)	Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2025, the record holder information for Smead Value Fund and Smead International Value Fund was as follows:

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2025 (Unaudited)
Percentage
Smead Value Fund
American Enterprise Investment Services,
Class A	44.69%
Charles Schwab & Company, Inc,
Investor Class	25.51%
Class A	25.92%
Wells Fargo Clearing Services LLC,
Class C	42.82%
National Financial Services LLC,
Investor Class	51.19%
Class I1	27.20%
Class Y	32.24%
Ascensus Trust Company,
Class R1	90.52%
Merrill Lynch Pierce Fenner and Smith,
Class R2	90.73%

Percentage
Smead International Value Fund
The Timothy A Gaar Living Trust,
Investor Class	68.13%
Charles Schwab & Company, Inc,
Class A	82.65%
Class C	98.77%
Class I1	59.60%
National Financial Services LLC,
Class Y	87.52%
(9)	Principal Risks
General Investment Risks
An investment in the Funds represents an indirect investment in the assets owned by the Funds. As with any mutual fund, the value of the assets owned by the Funds may move up or down, and as a result, an investment in the Funds at any point in time may be worth more or less than the original amount invested.
Each Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

SMEAD FUNDS
Notes to Financial Statements (Continued)
May 31, 2025 (Unaudited)
Market and Regulatory Risks
Events in the financial markets and economy may cause volatility and uncertainty and affect the Funds' performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which the Funds invest in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest. Governmental and regulatory actions, including tax law changes and actions by the Federal Reserve, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact the Funds in unforeseen ways, such as causing the Funds to alter their existing strategies or potentially, to liquidate and close.
Management Risk
The Adviser's investment strategies for the Funds may not result in an increase in the value of your investment or in overall performance equal to other investments.
Non-Diversification Risk
Each Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Equity Investments Risks
Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

(10)	Subsequent Event
Management has evaluated the possibility of subsequent events through the date of issuance and determined that there are no material events that would require adjustment to or disclosure in the Funds’ financial statements other than as described below.

SMEAD FUNDS
Tax Information
(Unaudited)
For the year ended November 30, 2024, 100% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders of the Smead Value Fund. 2.69% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders of the Smead International Value Fund.

SMEAD FUNDS
Changes in and Disagreements with Accountants for Open-End
Management Investment Companies
(Unaudited)
Not applicable.

SMEAD FUNDS
Proxy Disclosure for Open-End Management Investment Companies
(Unaudited)
Not applicable.

SMEAD FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited)
Not applicable.

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SMEAD FUNDS
Investment Adviser	Smead Capital Management, Inc. 2502 East Camelback Road Suite 210 Phoenix, AZ 85016
Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street Suite 1800 Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1350 Euclid Avenue Suite 800 Cleveland, Ohio 44115
Custodian, Fund Accountant and Fund Administrator	The Northern Trust Company 50 South La Salle Street Chicago, IL 60603
Transfer Agent	UMB Fund Services, Inc. 235 W Galena Street Milwaukee, WI 53212
Distributor	Smead Funds Distributors, LLC Three Canal Plaza, Suite 100 Portland, ME 04101
This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

During the period ended May 31, 2025, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on the evaluation of these controls and procedures required by the Act and under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Any code of ethics or amendment thereto that is the subject of the disclosure required by Item 2. Not applicable.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1. Not applicable.

(a)(3) Certifications of the Registrant pursuant to Rule 30a-2(a) under the Act are filed herewith.

(a)(4) Written solicitation to purchase securities under Rule 23c-1. Not applicable.

(a)(5) There has been no change to the Registrant's independent public accountant during the reporting period.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smead Funds Trust

By:	/s/ Cole W. Smead
Cole W. Smead
Chief Executive Officer (Principal Executive Officer)

Date: July 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cole W. Smead
Cole W. Smead
Chief Executive Officer (Principal Executive Officer)

Date: July 30, 2025

By:	/s/ Steven J. LeMire
Steven J. LeMire
Treasurer (Principal Financial Officer)

Date: July 30, 2025